Mr. John Grzeskiewicz

April 3, 2014

ALPS ETF Trust

1290 Broadway, Suite 1100

Denver, CO  80203

April 4, 2014

VIA EDGAR

John Grzeskiewicz

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C.  20549

Re:

ALPS ETF Trust (the “Trust”) (File Nos. 333148826; 81122175)

Dear Mr. Grzeskiewicz:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), in lieu of filing under Rule 497(c), the Trust here certifies that the forms of Prospectuses for the Trust, each dated March 31, 2014, that would have been filed under Rule 497(c) do not differ from the Prospectuses contained in Post-Effective Amendment No. 198 to the Trust’s Registration Statement on Form N-1A under the Securities Act, the text of which was filed electronically with the U. S. Securities and Exchange Commission on March 28, 2014 via EDGAR (Accession No. 0001193125-14-121500), except with respect to the Funds identified in Exhibit A hereto, the Prospectuses for which are being separately filed pursuant to Rule 497(c) on April 4, 2014.

Please address any comments on this filing to the undersigned at 720-917-0602.

Sincerely,

/s/ Erin D. Nelson

Erin D. Nelson, Esq.

Secretary

Enclosure

cc:

Stuart Strauss, Esq.

Dechert LLP

Mr. John Grzeskiewicz

April 3, 2014

Exhibit A

Funds

ALPS/GS Momentum Builder® Growth Markets Equities and U.S. Treasuries Index ETF

ALPS/GS Momentum Builder® Multi-Asset Index ETF

ALPS/GS Momentum Builder® Asia ex-Japan Equities and U.S. Treasuries Index ETF

ALPS/GS Risk-Adjusted Return U.S. Large Cap Index ETF

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